Document and Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document and Entity Information
Entity Registrant Name	Xiaobai Maimai Inc.
Entity Central Index Key	0001702318
Document Type	20-F
Document Period End Date	Mar. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	48,850,574
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true